Pension and Other Postretirement Benefits (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 employees	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$ (41.3)		$ (40.1)	$ (41.3)
Noncurrent liabilities	(1,093.7)		(894.2)	(1,093.7)
Amounts recognized in accumulated other comprehensive loss, before taxes:
Recognized Net Gain (Loss) Due to Pension Settlements			0.0	(25.0)	$ 0.0
Pension and OPEB net corridor charge			0.0	43.1	131.2
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Future pension contributions in next fiscal year			51.0
Defined Benefit Plans, Estimated Future Employer Contributions, Year Two			35.0
Defined Benefit Plans, Estimated Future Employer Contributions, Year Three			10.0
Change in benefit obligations:
Benefit obligations at beginning of year			2,874.8	3,247.4
Service cost			2.8	3.0	2.2
Interest cost			108.2	120.4	130.0
Plan participants’ contributions			0.0	0.0
Actuarial loss (gain)			91.0	45.1
Amendments			0.0	8.4
Settlements			0.0	(210.3)
Benefits paid			(269.0)	(339.1)
Medicare subsidy reimbursement received			0.0	0.0
Foreign currency exchange rate changes			0.2	(0.1)
Benefit obligations at end of year	2,874.8		2,808.0	2,874.8	3,247.4
Change in plan assets:
Fair value of plan assets at beginning of year			2,183.5	2,511.4
Actual gain on plan assets			362.4	193.3
Employer contributions			45.3	33.1
Plan participants’ contributions			0.0	0.0
Benefits paid			(269.0)	(339.1)
Annuity settlement			0.0	(215.2)
Medicare subsidy reimbursement received			0.0	0.0
Fair value of plan assets at end of year	2,183.5		2,322.2	2,183.5	2,511.4
Funded status	(691.3)		(485.8)	(691.3)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(1.3)		(1.3)	(1.3)
Noncurrent liabilities	(690.0)		(484.5)	(690.0)
Net amount recognized	(691.3)		(485.8)	(691.3)
Amounts recognized in accumulated other comprehensive loss, before taxes:
Actuarial loss (gain)	209.7		77.6	209.7
Prior service cost (credit)	27.9		23.2	27.9
Net amount recognized	237.6		100.8	237.6
Aggregate accumulated benefit obligation	2,826.6		2,767.1	2,826.6
Number Of Retirees Beneficiaries Affected By Settlement | employees		10,000
Recognized Net Gain (Loss) Due to Pension Settlements	(25.0)			(25.0)
Pension and OPEB net corridor charge	78.4		0.0	78.4	144.3
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments Net Of Prescription Drug Subsidy Receipts, Next Twelve Months			38.8
Change in benefit obligations:
Benefit obligations at beginning of year			443.7	488.6
Service cost			4.7	4.9	7.1
Interest cost			17.3	19.9	22.5
Plan participants’ contributions			23.3	25.6
Actuarial loss (gain)			27.1	(35.1)
Amendments			(4.7)	0.0
Settlements			0.0	0.0
Benefits paid			(65.5)	(65.6)
Medicare subsidy reimbursement received			2.6	5.4
Foreign currency exchange rate changes			0.0	0.0
Benefit obligations at end of year	443.7		448.5	443.7	488.6
Change in plan assets:
Fair value of plan assets at beginning of year			0.0	0.0
Actual gain on plan assets			0.0	0.0
Employer contributions			39.6	34.6
Plan participants’ contributions			23.3	25.6
Benefits paid			(65.5)	(65.6)
Annuity settlement			0.0	0.0
Medicare subsidy reimbursement received			2.6	5.4
Fair value of plan assets at end of year	0.0		0.0	0.0	0.0
Funded status	(443.7)		(448.5)	(443.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(40.0)		(38.8)	(40.0)
Noncurrent liabilities	(403.7)		(409.7)	(403.7)
Net amount recognized	(443.7)		(448.5)	(443.7)
Amounts recognized in accumulated other comprehensive loss, before taxes:
Actuarial loss (gain)	(44.4)		(13.0)	(44.4)
Prior service cost (credit)	(138.7)		(84.9)	(138.7)
Net amount recognized	$ (183.1)		(97.9)	(183.1)
Pension and OPEB net corridor charge			0.0	(35.3)	$ (13.1)
Change in Assumptions for Defined Benefit Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)			(14.3)	(33.8)
Change in Assumptions for Defined Benefit Plans [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)			$ (2.9)	$ (4.5)